Related Party Transactions and Balances	12 Months Ended
Dec. 31, 2021
Related Party Transactions [Abstract]
Related Party Transactions and Balances
16.	RELATED PARTY TRANSACTIONS AND BALANCES
The related parties that had transactions or balances with the Group in 2019, 2020 and 2021 consisted of:

Related Party	Relationship with the Group
Mr. Liang Changlin	Founder and CEO of the Company
Shanghai Tiejun Enterprise Consulting Center (Limited Partnership) (“Tiejun”)	Controlled by Mr. Liang Changlin
EatTogether Holding Limited (“EatTogether”)	Controlled by Mr. Liang Changlin
Transactions with the Founder and CEO of the Company
From 2016 to 2018, Mr. Liang Changlin, the Founder and CEO of the Company, provided interest-free convertible loans to Shanghai 100me with an aggregate principal amount of RMB190.5 million (“Onshore Loans”) with a maturity date of
December 31, 2024. Pursuant to the contractual terms of the Onshore Loans, the Founder has the option to convert the Onshore Loans into convertible redeemable preferred shares at a price equal to the per share price of the redeemable convertible preferred shares issued based on a pre-money valuation
of Shanghai 100me that meets a specified target (“Variable Share Conversion Feature”). The Onshore Loans are also redeemable at par prior to its maturity date when certain performance targets are met by Shanghai 100me (“Contingent Redemption Feature”).
The embedded Variable Share Conversion Feature will be share settled by a number of shares with a fair value equal to a fixed settlement amount and therefore, it is considered to be an in-substance redemption
feature because the settlement amount does not vary with the share price.
The in-substance redemption
feature did not require bifurcation because it is clearly and closely related to the debt host. The embedded Contingent Redemption Feature is not required to be bifurcated because it is considered to be clearly and closely related to the debt host, as the loans were not issued at a substantial discount and are redeemable at par. There are no other embedded derivatives that are required to be bifurcated.
On April 11, 2019, the Company granted a warrant to EatTogether as consideration to settle the Onshore Loans. Pursuant to the terms of the warrant, EatTogether is entitled to purchase redeemable convertible preferred shares at the same issuance price as the subsequent round of financing that meets a targeted pre-money valuation
of the Company for an aggregate purchase price of US$28.7 million, which is the USD equivalent of the carrying value of the Onshore Loans of RMB190.5 million (“EatTogether Warrant”). Upon issuance of the EatTogether Warrant, the Onshore Loans were considered extinguished and derecognized. The RMB190.5 million was not repaid to the Founder by Shanghai 100me in 2019 and considered a
p
repayment for the future exercise price for the EatTogether Warrant and recorded as “Amounts due to related parties” as of December 31, 2019. Pursuant to a supplementary agreement entered into between the Founder and the Company on March 30, 2020, upon the Founder’s exercise of the EatTogether Warrant and payment of US$28.7 million to the Company, Shanghai 100me would repay RMB190.5 million to the Founder. In April 2020, the Founder exercised the EatTogether Warrant and received 6,664,000
Series B4-1 redeemable
convertible preferred shares (Note 17).
Similar with the Series B4 Warrant disclosed in Note 4, the EatTogether Warrant is also for underlying redeemable convertible preferred shares that are contingently redeemable if an IPO has not been completed by a specific date. Therefore, it is considered redeemable and results in the EatTogether Warrant being classified as a liability. The EatTogether Warrant is initially measured and recognized at fair value and also subsequently measured at fair value with changes in fair value recognized in “Changes in fair value of warrant liabilities” in the consolidated statements of comprehensive loss (Note 4).
The amounts due from related parties consisted of the following:
Related party balances
Amounts due from related parties:

	As of December 31,
	2020	2021	2021
	RMB	RMB	US$
	(in thousands)
Current:
Loan to Mr. Liang Changlin	9,000	—	—
Loan to Tiejun	1,100	—	—

Total	10,100	—	—

Amounts due from Mr. Liang Changlin were comprised of interest-free loans and were repaid in full on April 15, 2021.
Amounts due from Tiejun w
e
re
 comprised of an interest-free loan maturing on December 31, 2023 and was repaid in full on April 15, 2021
.